STATEMENT OF INVESTMENTS
BNY Mellon Opportunistic Small Cap Fund

May 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.1%
Automobiles & Components - .6%
Thor Industries	23,865		2,935,395
Banks - 10.3%
BankUnited	214,979		10,273,846
Essent Group	160,313		7,669,374
First Bancorp	752,577		9,625,460
First Interstate BancSystem, Cl. A	141,458		6,658,428
First Merchants	122,965		5,698,198
Silvergate Capital, Cl. A	30,834	[a]	3,434,908
Synovus Financial	184,342		9,054,879
			52,415,093
Capital Goods - 17.5%
Armstrong World Industries	34,051		3,621,324
Array Technologies	409,600	[a]	6,676,480
EnerSys	83,156		7,836,621
Fluor	390,891	[a]	7,231,483
Gibraltar Industries	81,492	[a]	6,474,539
GrafTech International	740,013		9,827,373
Matrix Service	309,879	[a]	3,377,681
Maxar Technologies	159,260		4,952,986
Raven Industries	179,950		7,941,193
Rexnord	143,355		7,163,449
Titan Machinery	137,479	[a]	4,217,856
Valmont Industries	24,669		6,117,912
Wabash National	392,613		6,262,177
WESCO International	69,384	[a]	7,394,253
			89,095,327
Commercial & Professional Services - 3.3%
Covanta Holding	449,147		6,651,867
The Brink's Company	70,419		5,310,297
U.S. Ecology	123,042	[a]	4,876,154
			16,838,318
Consumer Durables & Apparel - 1.6%
Callaway Golf	217,152	[a]	8,017,252
Consumer Services - 6.0%
Bloomin‘ Brands	262,195	[a]	7,747,862
Cracker Barrel Old Country Store	15,370		2,424,156
Houghton Mifflin Harcourt	1,214,145	[a]	12,068,601
OneSpaWorld Holdings	210,980	[a,b]	2,365,086

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Consumer Services - 6.0% (continued)
Papa John's International	62,534		5,875,069
			30,480,774
Diversified Financials - 1.3%
PJT Partners, Cl. A	88,326		6,431,899
Energy - 3.9%
CNX Resources	543,090	[a,b]	7,396,886
PBF Energy, Cl. A	597,691	[a]	9,646,733
Viper Energy Partners	152,167		2,743,571
			19,787,190
Food & Staples Retailing - 1.3%
The Chefs' Warehouse	218,033	[a,b]	6,706,695
Health Care Equipment & Services - 9.1%
Acadia Healthcare	111,099	[a,b]	7,150,332
AdaptHealth	51,070	[a,b]	1,337,523
Apria	272,049	[a]	8,283,892
Health Catalyst	157,559	[a,b]	8,459,343
ModivCare	27,971	[a]	4,118,170
NuVasive	76,852	[a]	5,241,306
Privia Health Group	124,941	[a]	4,089,319
R1 RCM	186,425	[a]	4,315,739
SOC Telemed	526,118	[a,b]	3,156,708
Tabula Rasa HealthCare	10,367	[a,b]	447,958
			46,600,290
Insurance - 2.0%
BRP Group, Cl. A	177,095	[a]	4,352,995
The Hanover Insurance Group	43,235		6,030,850
			10,383,845
Materials - 5.6%
Alamos Gold, Cl. A	1,011,763		9,237,396
IAMGOLD	1,110,119	[a]	4,018,631
MP Materials	194,250	[a,b]	5,454,540
Summit Materials, Cl. A	181,452	[a]	6,318,159
Tronox Holdings, Cl. A	158,333		3,717,659
			28,746,385
Media & Entertainment - 4.0%
Cardlytics	41,411	[a,b]	4,412,342
Eventbrite, Cl. A	449,116	[a,b]	9,117,055
EverQuote, Cl. A	172,081	[a]	5,425,714
TrueCar	257,015	[a]	1,518,959
			20,474,070
Pharmaceuticals Biotechnology & Life Sciences - 5.5%
Alkermes	294,102	[a]	6,667,292
Arena Pharmaceuticals	63,637	[a]	3,888,857
Cerevel Therapeutics Holdings	23,596	[a,b]	309,580

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 5.5% (continued)
FibroGen	58,719	[a,b]	1,247,779
Generation Bio	96,345	[a,b]	3,300,780
PTC Therapeutics	26,473	[a]	1,039,595
Ultragenyx Pharmaceutical	36,019	[a,b]	3,663,492
uniQure	51,266	[a]	1,780,468
Xenon Pharmaceuticals	231,165	[a]	4,269,618
Zogenix	105,098	[a]	1,844,470
			28,011,931
Real Estate - 2.9%
Colliers International Group	65,740		7,296,483
CoreSite Realty	43,874	[c]	5,319,723
Pebblebrook Hotel Trust	101,376	[c]	2,265,754
			14,881,960
Retailing - 2.8%
Party City Holdco	1,192,497	[a]	11,006,747
Sally Beauty Holdings	160,075	[a]	3,491,236
			14,497,983
Semiconductors & Semiconductor Equipment - 1.4%
Diodes	96,645	[a]	7,313,127
Software & Services - 10.4%
ChannelAdvisor	446,932	[a]	10,605,696
Cloudera	865,284	[a,b]	11,127,552
Everbridge	54,345	[a,b]	6,385,538
Medallia	217,361	[a]	5,579,657
Paya Holdings, CI. A	991,924	[a,b]	9,839,886
Vonage Holdings	195,586	[a]	2,695,175
Zuora, Cl. A	452,539	[a]	7,000,778
			53,234,282
Technology Hardware & Equipment - 3.5%
ADTRAN	424,064		8,400,708
Arlo Technologies	471,960	[a]	3,166,852
Extreme Networks	431,630	[a]	4,937,847
Ondas Holdings	142,839	[a,b]	1,271,267
			17,776,674
Transportation - 2.4%
SkyWest	254,460	[a]	12,476,174
Utilities - 2.7%
Clearway Energy, Cl. C	240,587		6,454,949
NextEra Energy Partners	103,171		7,053,801
			13,508,750
Total Common Stocks (cost $405,250,506)			500,613,414

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Exchange-Traded Funds - 1.0%
Registered Investment Companies - 1.0%
iShares Russell 2000 ETF (cost $5,003,962)		22,761	[b]	5,132,606
	1-Day Yield (%)
Investment Companies - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $6,043,784)	0.04	6,043,784	[d]	6,043,784

Investment of Cash Collateral for Securities Loaned - 2.0%
Registered Investment Companies - 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $10,070,992)	0.01	10,070,992	[d]	10,070,992
Total Investments (cost $426,369,244)		102.3%		521,860,796
Liabilities, Less Cash and Receivables		(2.3%)		(11,646,652)
Net Assets		100.0%		510,214,144

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At May 31, 2021, the value of the fund’s securities on loan was $56,322,200 and the value of the collateral was $58,551,141, consisting of cash collateral of $10,070,992 and U.S. Government & Agency securities valued at $48,480,149.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Opportunistic Small Cap Fund

May 31, 2021 (Unaudited)

The following is a summary of the inputs used as of May 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	500,613,414	-	-	500,613,414
Exchange-Traded Funds	5,132,606	-	-	5,132,606
Investment Companies	16,114,776	-	-	16,114,776

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2021, accumulated net unrealized appreciation on investments was $95,491,552, consisting of $111,200,724 gross unrealized appreciation and $15,709,172 gross unrealized depreciation.

At May 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.